Expense Example - Delaware Investments Ultrashort Fund - Institutional Class	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	41	163	297	686